WARRANT LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 D $ / shares shares
Public Warrants | Redemption Of Warrant Price Per Share Equals Or Exceeds18.00 [Member]
Threshold consecutive trading days for redemption of public warrants | D		30
CIK 0001839990 Artemis Strategic Investment Corp [Member]
Threshold period for filling registration statement after business combination	15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Share Price		$ 10.00
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Stock price trigger for redemption of public warrants	$ 9.20	$ 9.20
CIK 0001839990 Artemis Strategic Investment Corp [Member] | Redemption Of Warrant Price Per Share Equals Or Exceeds18.00 [Member]
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | $	30
Threshold number of business days before sending notice of redemption to warrant holders | $	3
Percentage of adjustment of redemption price of stock based on market value.	180.00%
Stock price trigger for redemption of public warrants	$ 18.00
CIK 0001839990 Artemis Strategic Investment Corp [Member] | Warrants
Warrants outstanding | shares	20,062,500	20,062,500
Warrants expiration term	5 years	5 years
CIK 0001839990 Artemis Strategic Investment Corp [Member] | Public Warrants
Warrants outstanding | shares	10,062,500	10,062,500
Warrants exercisable term from the completion of business combination	30 days	30 days
Warrants exercisable for cash | shares		0
Warrants expiration term	5 years	5 years
Threshold consecutive trading days for redemption of public warrants | D	20	20
Share Price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
CIK 0001839990 Artemis Strategic Investment Corp [Member] | Public Warrants | Redemption Of Warrant Price Per Share Equals Or Exceeds18.00 [Member]
Redemption price per public warrant (in dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Redemption period		30 days
Threshold trading days for redemption of public warrants		20 days
Threshold number of business days before sending notice of redemption to warrant holders | D		3
Percentage of adjustment of redemption price of stock based on market value.		180.00%
Stock price trigger for redemption of public warrants		$ 18.00
CIK 0001839990 Artemis Strategic Investment Corp [Member] | Private Placement Warrants
Warrants outstanding | shares	10,000,000	10,000,000